Commitments and Contingencies (Minimum Future Rental Payments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies [Abstract]
2018	$ 1,070
2019	814
2020	533
Thereafter	154
Total	2,571
Aggregate office rent expenses	$ 523	$ 528	$ 490